Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of financial assets [line items]
Balance at beginning of period	$ (35)	$ (33)	$ (35)	$ (33)
Provision for credit losses
Purchases	1	2	5	8
Sales and maturities	(1)	(1)	(3)	(3)
Changes in risk, parameters and exposures	(4)	(4)	(12)	(11)
Exchange rate and other		1	6	4
Balance at end of period	(39)	(35)	(39)	(35)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5	6	6	4
Provision for credit losses
Purchases	1	2	5	8
Sales and maturities	(1)	(1)	(3)	(3)
Changes in risk, parameters and exposures		(2)	(4)	(5)
Exchange rate and other	(1)		0	1
Balance at end of period	4	5	4	5
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(40)	(39)	(41)	(37)
Provision for credit losses
Changes in risk, parameters and exposures	(4)	(2)	(8)	(6)
Exchange rate and other	1	1	6	3
Balance at end of period	$ (43)	$ (40)	$ (43)	$ (40)